Crypto Assets Held - Schedule of the Following Table Summarizes Crypto Assets Activities (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Crypto Asset, Activity [Line Items]
Balance			$ 5,759,855
Balance		$ 11,640,525	60,027,818
Crypto assets received as revenue	[1]	48,207,213	46,808,313	$ 7,502,042
Crypto assets paid as cost and expenses	[1]	(33,179,554)	(22,633,785)	(6,485,191)
Crypto assets received as other income	[1]	6,534,111
Crypto assets paid as other expense	[1]	(167,749)
Loans borrowed from related party		1,133,182,866	579,960,843
Loans repaid to related party		(508,068,759)	(575,345,884)
Loans provided to related party	[1]	(278,419,042)
Loans provided to customers		(887,879,223)	(614,343,955)
Loans repaid by customers		593,182,363	605,472,804
Collateral received from related party	[1]	279,888,518
Collateral received from customers		1,901,052,016	1,176,240,978
Collateral returned to customers		(1,806,024,448)	(762,374,581)
Collateral pledged to related party		(2,103,891,348)	(1,197,477,498)
Collateral returned from related party		1,685,386,710	829,400,586
Acquisition of investment	[1]		(4,993,550)	(2,999,700)
Deemed repayment to the Parent Group			(5,266,264)
Deposit (withdrawal)/deposit of custodial crypto assets, net		(1,916,041)	(373,732)
Loan payment collected from related party	[1],[2]	536,399,831	335,362,834
Loan payment remitted to customer	[1],[2]	(521,201,516)	(326,916,796)
Loan repayment collected from customer	[1],[2]	463,850,261	117,964,950
Loan repayment returned to related party	[1],[2]	(485,637,648)	(120,792,421)
Loan collateral collected from customer	[1],[2]	583,998,731	132,084,182
Loan collateral remitted to related party	[1],[2]	(568,972,170)	(132,084,182)
Loan collateral collected from related party	[1],[2]	1,011,354,658	485,010,701
Loan collateral returned to customer	[1],[2]	(1,026,502,114)	(485,010,701)
Loan interest collected from customer	[1],[2]	58,015,708	15,641,145
Loan interest remitted to related party	[1],[2]	(58,015,708)	(15,641,145)
Fund inflows between customers and related party through shared accounts	[1],[3]		34,537,507	2,744,963
Fund outflows between customers and related party through shared accounts	[1],[3]		(37,282,470)
Proceeds of amount due to related party	[1],[4]	4,510,437	55,539	5,515,524
Repayment of amount due to related party	[1],[4]	(1,746,444)	(2,990,552)	(3,162,870)
Conversion of proprietary crypto assets to fiat currency		(9,263,314)
USDT payment to related party for Purchasing XAUT	[1],[5]	(104,073,507)
Proceeds from capital injection	[1],[6]	41,031,667
Unrealized fair value (gain)/loss on crypto assets		(23,798)	(744,903)
Bitcoin [Member]
Crypto Asset, Activity [Line Items]
Balance			1,176,690
Balance		256,946	45,718,280
Crypto assets received as revenue
Crypto assets paid as cost and expenses			(4,393)
Crypto assets received as other income		1,457,397
Crypto assets paid as other expense		(96,574)
Loans borrowed from related party
Loans repaid to related party
Loans provided to related party
Loans provided to customers
Loans repaid by customers
Collateral received from related party		279,888,518
Collateral received from customers		1,780,758,378	1,176,240,978
Collateral returned to customers		(1,688,071,446)	(762,374,581)
Collateral pledged to related party		(2,103,891,348)	(1,197,477,498)
Collateral returned from related party		1,685,386,710	829,400,586
Acquisition of investment
Deemed repayment to the Parent Group
Deposit (withdrawal)/deposit of custodial crypto assets, net		(912,018)	(235,472)
Loan payment collected from related party
Loan payment remitted to customer
Loan repayment collected from customer
Loan repayment returned to related party
Loan collateral collected from customer		568,972,170	132,084,182
Loan collateral remitted to related party		(568,972,170)	(132,084,182)
Loan collateral collected from related party		1,011,354,658	477,374,745
Loan collateral returned to customer		(1,011,477,928)	(477,374,745)
Loan interest collected from customer
Loan interest remitted to related party
Fund inflows between customers and related party through shared accounts			5,967,527
Fund outflows between customers and related party through shared accounts			(5,967,527)
Proceeds of amount due to related party		140,457	1,156
Repayment of amount due to related party			(257,687)
Conversion of proprietary crypto assets to fiat currency		(94)
USDT payment to related party for Purchasing XAUT
Proceeds from capital injection
Unrealized fair value (gain)/loss on crypto assets		1,956	(751,499)
USDT [Member]
Crypto Asset, Activity [Line Items]
Balance			4,334,566
Balance		11,351,306	14,275,226
Crypto assets received as revenue		48,207,213	46,808,313
Crypto assets paid as cost and expenses		(33,179,554)	(22,618,470)
Crypto assets received as other income		5,073,387
Crypto assets paid as other expense		(56,429)
Loans borrowed from related party		1,133,182,866	579,960,843
Loans repaid to related party		(508,068,759)	(575,345,884)
Loans provided to related party		(278,419,042)
Loans provided to customers		(887,879,223)	(614,343,955)
Loans repaid by customers		593,182,363	605,472,804
Collateral received from customers		111,503,998
Collateral returned to customers		(109,163,405)
Collateral pledged to related party
Collateral returned from related party
Acquisition of investment			(4,993,550)
Deemed repayment to the Parent Group			(5,266,264)
Deposit (withdrawal)/deposit of custodial crypto assets, net		(1,005,909)	(136,818)
Loan payment collected from related party		536,399,831	335,362,834
Loan payment remitted to customer		(521,201,516)	(326,916,796)
Loan repayment collected from customer		463,850,261	117,964,950
Loan repayment returned to related party		(485,637,648)	(120,792,421)
Loan collateral collected from customer		15,026,561
Loan collateral remitted to related party
Loan collateral collected from related party			7,635,956
Loan collateral returned to customer		(15,024,186)	(7,635,956)
Loan interest collected from customer		58,015,708	15,641,145
Loan interest remitted to related party		(58,015,708)	(15,641,145)
Fund inflows between customers and related party through shared accounts			28,569,980
Fund outflows between customers and related party through shared accounts			(31,314,943)
Proceeds of amount due to related party		4,343,097	54,383
Repayment of amount due to related party		(1,737,302)	(2,522,203)
Conversion of proprietary crypto assets to fiat currency		(9,262,898)
USDT payment to related party for Purchasing XAUT		(104,073,507)
Proceeds from capital injection		41,031,667
Unrealized fair value (gain)/loss on crypto assets		(15,786)	(2,143)
ETH & Others [Member]
Crypto Asset, Activity [Line Items]
Balance			248,599
Balance		32,273	34,312
Crypto assets received as revenue
Crypto assets paid as cost and expenses			(10,922)
Crypto assets received as other income		3,327
Crypto assets paid as other expense		(14,746)
Loans borrowed from related party
Loans repaid to related party
Loans provided to related party
Loans provided to customers
Loans repaid by customers
Collateral received from customers		8,789,640
Collateral returned to customers		(8,789,597)
Collateral pledged to related party
Collateral returned from related party
Acquisition of investment
Deemed repayment to the Parent Group
Deposit (withdrawal)/deposit of custodial crypto assets, net		1,886	(1,442)
Loan payment collected from related party
Loan payment remitted to customer
Loan repayment collected from customer
Loan repayment returned to related party
Loan collateral collected from customer
Loan collateral remitted to related party
Loan collateral collected from related party
Loan collateral returned to customer
Loan interest collected from customer
Loan interest remitted to related party
Fund inflows between customers and related party through shared accounts
Fund outflows between customers and related party through shared accounts
Proceeds of amount due to related party		26,883
Repayment of amount due to related party		(9,142)	(210,662)
Conversion of proprietary crypto assets to fiat currency		(322)
USDT payment to related party for Purchasing XAUT
Proceeds from capital injection
Unrealized fair value (gain)/loss on crypto assets		$ (9,968)	$ 8,739

[1]	These transactions were conducted in crypto assets.
[2]	Subsequent to the Reorganization, the Company established a dedicated clearing account, with strengthened detection capabilities, to facilitate the margin loan transactions where the Company serves the role of an agent. These transactions related to margin loans reflect the collection and remittance of funds to the customer and related party at inception and repayment of the loan. This arrangement was discontinued effective October 2025.
[3]	Prior to the Reorganization, the Company and related party shared the use of certain accounts. As a result, certain fund flows between related parties and customers, which were unrelated to the Company’s business activities, were routed through the Company’s shared accounts. These transactions do not pertain to categories such as revenue, costs and expenses, loan borrowings and repayments, collateral receipts and remittances and margin loan interest receipts and remittances.
[4]	Prior to the Reorganization, during the initial setup of the Antalpha Prime platform, the Company received temporary crypto fund support from related party, which was subsequently settled in the ordinary course of operations. These transactions do not pertain to categories such as revenue, costs and expenses, loan borrowings and repayments, collateral receipts and remittances and Margin loan interest receipts and remittances.
[5]	In connection with the Company’s announced strategy to diversify its digital asset treasury through stable and gold-backed instruments, the Company used 104 million of USDT to purchase XAUt. The acquired XAUt was subsequently pledged as collateral to the funding partner in exchange for funding.
[6]	Gross proceeds from the AURE PIPE financing, which were received in the form of USDT,